THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—97.4%	SHARES	VALUE
AEROSPACE & DEFENSE—0.4%
Airbus SE	48,174	$3,526,891
TransDigm Group, Inc.	23,895	10,312,604
		13,839,495
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
LVMH Moet Hennessy Louis Vuitton SE	24,765	10,771,177

APPLICATION SOFTWARE—8.2%
Adobe, Inc.*	240,143	106,700,338
Cadence Design Systems, Inc.*	75,643	8,263,998
Intuit, Inc.	77,812	23,839,262
Palantir Technologies, Inc., Cl. A*,@,(a)	153,282	881,371
RingCentral, Inc., Cl. A*	87,527	25,406,462
salesforce.com, Inc.*	568,509	110,773,979
		275,865,410
AUTOMOBILE MANUFACTURERS—0.5%
Tesla, Inc.*	10,906	15,603,869

AUTOMOTIVE RETAIL—0.1%
Carvana Co., Cl. A*	13,913	2,155,819

BIOTECHNOLOGY—2.6%
BioMarin Pharmaceutical, Inc.*	193,192	23,146,333
Genmab AS#,*	258,024	8,821,841
Sarepta Therapeutics, Inc.*	73,628	11,303,371
Vertex Pharmaceuticals, Inc.*	160,979	43,786,287
		87,057,832
CASINOS & GAMING—0.6%
DraftKings, Inc., Cl. A*	240,365	8,022,182
Las Vegas Sands Corp.	299,922	13,088,596
		21,110,778
DATA PROCESSING & OUTSOURCED SERVICES—11.3%
Fidelity National Information Services, Inc.	756,430	110,673,273
Fiserv, Inc.*	239,089	23,858,691
PayPal Holdings, Inc.*	448,864	88,008,765
Visa, Inc., Cl. A	813,877	154,962,181
		377,502,910
DIVERSIFIED BANKS—0.4%
Bank of America Corp.	415,387	10,334,828
JPMorgan Chase & Co.	35,737	3,453,624
		13,788,452
DIVERSIFIED SUPPORT SERVICES—0.7%
Cintas Corp.	79,941	24,131,790

ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Waste Connections, Inc.	121,931	12,482,076

FINANCIAL EXCHANGES & DATA—2.3%
Intercontinental Exchange, Inc.	394,330	38,163,257
S&P Global, Inc.	115,902	40,594,676
		78,757,933

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—97.4% (CONT.)	SHARES	VALUE
FOOD DISTRIBUTORS—0.3%
Sysco Corp.	202,089	$10,680,404

FOOTWEAR—0.3%
NIKE, Inc., Cl. B	112,914	11,021,536

HEALTHCARE EQUIPMENT—6.8%
Boston Scientific Corp.*	1,652,647	63,742,595
Danaher Corp.	724,079	147,567,300
DexCom, Inc.*	40,629	17,695,555
		229,005,450
HEALTHCARE SERVICES—0.3%
Guardant Health, Inc.*	114,273	9,733,774

HEALTHCARE SUPPLIES—0.4%
Align Technology, Inc.*	46,259	13,591,819

HOME IMPROVEMENT RETAIL—2.2%
Lowe’s Cos., Inc.	485,203	72,251,579

INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	85,007	24,365,556

INTERACTIVE MEDIA & SERVICES—8.9%
Alphabet, Inc., Cl. C*	76,926	114,078,181
Baidu, Inc.#,*	44,175	5,274,495
Facebook, Inc., Cl. A*	565,714	143,504,670
Pinterest, Inc., Cl. A*	335,224	11,494,831
Tencent Holdings Ltd.	365,950	25,103,679
		299,455,856
INTERNET & DIRECT MARKETING RETAIL—15.4%
Alibaba Group Holding Ltd.#,*	581,717	146,022,601
Altaba, Inc.*,(a),@	259,825	5,762,919
Amazon.com, Inc.*	108,148	342,253,813
MercadoLibre, Inc.*	18,861	21,211,458
		515,250,791
INTERNET SERVICES & INFRASTRUCTURE—1.2%
Shopify, Inc., Cl. A*	6,647	6,806,528
Twilio, Inc., Cl. A*	81,177	22,520,123
VeriSign, Inc.*	53,939	11,417,808
		40,744,459
INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	286,445	14,001,432

MANAGED HEALTHCARE—0.9%
UnitedHealth Group, Inc.	98,826	29,922,536

METAL & GLASS CONTAINERS—0.5%
Ball Corp.	215,982	15,902,755

MOVIES & ENTERTAINMENT—1.3%
Live Nation Entertainment, Inc.*	241,800	11,318,658
Netflix, Inc.*	65,305	31,926,308
		43,244,966

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—97.4% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—0.5%
GW Pharmaceuticals PLC#,*	97,075	$12,389,683
Novartis AG#	44,446	3,650,794
		16,040,477
PROPERTY & CASUALTY INSURANCE—0.7%
The Progressive Corp.	270,780	24,462,265

RAILROADS—1.2%
Union Pacific Corp.	236,124	40,932,095

RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	24,187	20,553,145
TransUnion	44,925	4,023,932
		24,577,077
RESTAURANTS—0.5%
Chipotle Mexican Grill, Inc., Cl. A*	14,968	17,290,435
SEMICONDUCTOR EQUIPMENT—1.5%
ASML Holding NV	13,127	4,643,282
Lam Research Corp.	124,773	47,059,385
		51,702,667
SEMICONDUCTORS—4.9%
Advanced Micro Devices, Inc.*	133,119	10,307,404
Micron Technology, Inc.*	111,937	5,603,007
NVIDIA Corp.	165,279	70,175,811
NXP Semiconductors NV	434,174	51,028,470
QUALCOMM, Inc.	90,841	9,593,718
Taiwan Semiconductor Manufacturing Co., Ltd.#	220,980	17,433,112
		164,141,522
SPECIALTY CHEMICALS—1.3%
The Sherwin-Williams Co.	65,572	42,485,410
SYSTEMS SOFTWARE—8.7%
Microsoft Corp.	1,283,667	263,164,571
Palo Alto Networks, Inc.*	78,353	20,052,100
ServiceNow, Inc.*	20,790	9,130,968
		292,347,639
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.	533,821	226,895,278
WIRELESS TELECOMMUNICATION SERVICES—3.2%
T-Mobile US, Inc.*	1,009,871	108,439,948
TOTAL COMMON STOCKS
(Cost $1,895,438,537)		3,271,555,267

PREFERRED STOCKS—0.1%	SHARES	VALUE
APPLICATION SOFTWARE—0.1%
Palantir Technologies, Inc., Cl. B*,@,(a)	625,130	3,594,498
Palantir Technologies, Inc., Cl. D*,@,(a)	81,445	468,309
		4,062,807
TOTAL PREFERRED STOCKS
(Cost $4,665,771)		4,062,807

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—1.1%	SHARES	VALUE
SPECIALIZED—1.1%
Crown Castle International Corp.	228,253	$38,049,775
(Cost $28,830,574)		38,049,775
Total Investments
(Cost $1,928,934,882)	98.6%	$3,313,667,849
Unaffiliated Securities (Cost $1,928,934,882)		3,313,667,849
Other Assets in Excess of Liabilities	1.4%	46,785,791
NET ASSETS	100.0%	$3,360,453,640

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2020
Altaba, Inc.	10/24/18	$805,470	0.03%	$1,016,243	0.03%
Altaba, Inc.	10/25/18	1,188,343	0.04%	1,492,204	0.04%
Altaba, Inc.	10/29/18	1,156,773	0.04%	1,512,543	0.05%
Altaba, Inc.	10/30/18	751,641	0.03%	1,001,316	0.03%
Altaba, Inc.	10/31/18	271,272	0.01%	344,012	0.01%
Altaba, Inc.	11/6/18	321,297	0.01%	396,601	0.01%
Palantir Technologies, Inc., Cl. A	10/7/14	997,406	0.05%	881,371	0.03%
Palantir Technologies, Inc., Cl. B	10/7/14	4,128,004	0.22%	3,594,498	0.11%
Palantir Technologies, Inc., Cl. D	10/14/14	537,767	0.03%	468,309	0.01%
Total				$10,707,097	0.32%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 25 FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—97.3%	SHARES	VALUE
APPLICATION SOFTWARE—9.3%
Adobe, Inc.*	2,373	$1,054,371
Avalara, Inc.*	1,725	231,926
salesforce.com, Inc.*	3,850	750,173
		2,036,470
CASINOS & GAMING—1.4%
DraftKings, Inc., Cl. A*	9,457	315,627

DATA PROCESSING & OUTSOURCED SERVICES—9.8%
PayPal Holdings, Inc.*	5,185	1,016,623
Visa, Inc., Cl. A	5,960	1,134,784
		2,151,407
DIVERSIFIED SUPPORT SERVICES—4.1%
Cintas Corp.	2,987	901,686

FINANCIAL EXCHANGES & DATA—3.0%
S&P Global, Inc.	1,906	667,576

HEALTHCARE EQUIPMENT—2.1%
DexCom, Inc.*	1,035	450,784

INTERACTIVE MEDIA & SERVICES—8.9%
Alphabet, Inc., Cl. C*	723	1,072,180
Facebook, Inc., Cl. A*	3,483	883,533
		1,955,713
INTERNET & DIRECT MARKETING RETAIL—15.6%
Alibaba Group Holding Ltd.#,*	4,278	1,073,864
Amazon.com, Inc.*	737	2,332,369
		3,406,233
MANAGED HEALTHCARE—3.2%
UnitedHealth Group, Inc.	2,307	698,513

PROPERTY & CASUALTY INSURANCE—3.3%
The Progressive Corp.	7,984	721,275

RESTAURANTS—2.0%
Starbucks Corp.	5,631	430,940

SEMICONDUCTOR EQUIPMENT—3.0%
Applied Materials, Inc.	10,233	658,289

SEMICONDUCTORS—8.1%
NVIDIA Corp.	2,043	867,438
NXP Semiconductors NV	4,957	582,596
Taiwan Semiconductor Manufacturing Co., Ltd.#	4,236	334,178
		1,784,212
SPECIALTY CHEMICALS—3.4%
The Sherwin-Williams Co.	1,136	736,037

SYSTEMS SOFTWARE—9.0%
Microsoft Corp.	9,617	1,971,581

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.1%
Apple, Inc.	3,681	1,564,572

THE ALGER FUNDS | ALGER 25 FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—97.3% (CONT.)	SHARES	VALUE
WIRELESS TELECOMMUNICATION SERVICES—4.0%
T-Mobile US, Inc.*	8,065	$866,020

TOTAL COMMON STOCKS
(Cost $14,574,580)		21,316,935

REAL ESTATE INVESTMENT TRUST—3.2%	SHARES	VALUE
SPECIALIZED—3.2%
Crown Castle International Corp.	4,273	712,309
(Cost $586,749)		712,309
Total Investments
(Cost $15,161,329)	100.5%	$22,029,244
Unaffiliated Securities (Cost $15,161,329)		22,029,244
Liabilities in Excess of Other Assets	(0.5)%	(105,572)
NET ASSETS	100.0%	$21,923,672

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—95.1%	SHARES	VALUE
AEROSPACE & DEFENSE—0.6%
HEICO Corp.	884	$84,970

APPLICATION SOFTWARE—2.3%
Adobe, Inc.*	310	137,739
Avalara, Inc.*	1,338	179,894
		317,633
AUTOMOBILE MANUFACTURERS—1.8%
Tesla, Inc.*	172	246,091

CASINOS & GAMING—1.2%
DraftKings, Inc., Cl. A*	5,022	167,609

DATA PROCESSING & OUTSOURCED SERVICES—11.1%
Fiserv, Inc.*	2,530	252,469
PayPal Holdings, Inc.*	2,607	511,154
Square, Inc., Cl. A*	2,353	305,537
Visa, Inc., Cl. A	2,359	449,154
		1,518,314
FINANCIAL EXCHANGES & DATA—1.2%
S&P Global, Inc.	473	165,668

FOOD DISTRIBUTORS—2.7%
US Foods Holding Corp.*	18,366	372,830

HEALTHCARE EQUIPMENT—8.0%
DexCom, Inc.*	622	270,906
Insulet Corp.*	1,274	259,081
Intuitive Surgical, Inc.*	618	423,601
Tandem Diabetes Care, Inc.*	1,391	145,304
		1,098,892
HEALTHCARE TECHNOLOGY—5.1%
Teladoc Health, Inc.*	1,175	279,215
Veeva Systems, Inc., Cl. A*	1,579	417,756
		696,971
INTERACTIVE MEDIA & SERVICES—1.9%
Alphabet, Inc., Cl. A*	177	263,367

INTERNET & DIRECT MARKETING RETAIL—14.0%
Amazon.com, Inc.*	546	1,727,916
MercadoLibre, Inc.*	173	194,559
		1,922,475
LEISURE FACILITIES—3.5%
Vail Resorts, Inc.	2,466	473,546

LIFE SCIENCES TOOLS & SERVICES—2.3%
Bio-Techne Corp.	1,136	312,582

MOVIES & ENTERTAINMENT—2.9%
Netflix, Inc.*	801	391,593

REGIONAL BANKS—1.3%
SVB Financial Group*	781	175,155

RESEARCH & CONSULTING SERVICES—2.2%
CoStar Group, Inc.*	354	300,815

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.1% (CONT.)	SHARES	VALUE
SEMICONDUCTOR EQUIPMENT—4.3%
Applied Materials, Inc.	9,165	$589,585

SEMICONDUCTORS—5.7%
Advanced Micro Devices, Inc.*	6,139	475,342
Universal Display Corp.	1,717	299,531
		774,873
SYSTEMS SOFTWARE—13.3%
Crowdstrike Holdings, Inc., Cl. A*	3,871	438,197
Microsoft Corp.	4,462	914,754
Palo Alto Networks, Inc.*	528	135,126
ServiceNow, Inc.*	759	333,353
		1,821,430
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.4%
Apple, Inc.	2,703	1,148,883

WIRELESS TELECOMMUNICATION SERVICES—1.3%
T-Mobile US, Inc.*	1,636	175,674

TOTAL COMMON STOCKS
(Cost $8,387,413)		13,018,956

REAL ESTATE INVESTMENT TRUST—2.9%	SHARES	VALUE
SPECIALIZED—2.9%
Crown Castle International Corp.	2,366	394,412
(Cost $290,959)		394,412
Total Investments
(Cost $8,678,372)	98.0%	$13,413,368
Unaffiliated Securities (Cost $8,678,372)		13,413,368
Other Assets in Excess of Liabilities	2.0%	276,072
NET ASSETS	100.0%	$13,689,440

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—93.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
General Dynamics Corp.	4,078	$598,406
Raytheon Technologies Corp.	8,937	506,549
TransDigm Group, Inc.	1,455	627,949
		1,732,904
ASSET MANAGEMENT & CUSTODY BANKS—3.6%
BlackRock, Inc., Cl. A	3,851	2,214,364
The Blackstone Group, Inc., Cl. A	21,938	1,168,857
The Carlyle Group, Inc.	22,818	649,628
		4,032,849
BIOTECHNOLOGY—2.6%
AbbVie, Inc.	13,491	1,280,430
Amgen, Inc.	3,959	968,649
Gilead Sciences, Inc.	9,368	651,357
		2,900,436
BROADCASTING—0.3%
ViacomCBS, Inc., Cl. B	12,912	336,616

BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	13,534	520,788

CABLE & SATELLITE—1.4%
Comcast Corp., Cl. A	36,605	1,566,694

COMMODITY CHEMICALS—0.3%
Dow, Inc.	8,245	338,540

COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc.	32,297	1,521,189

COMPUTER & ELECTRONICS RETAIL—0.5%
Best Buy Co., Inc.	5,340	531,811

CONSUMER ELECTRONICS—0.6%
Garmin Ltd.	6,386	629,596

DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Visa, Inc., Cl. A	4,185	796,824

DIVERSIFIED BANKS—4.8%
Bank of America Corp.	51,526	1,281,967
JPMorgan Chase & Co.	38,992	3,768,187
Wells Fargo & Co.	10,432	253,080
		5,303,234
ELECTRIC UTILITIES—0.8%
NextEra Energy, Inc.	3,270	917,889

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Eaton Corp. PLC	9,174	854,375

FINANCIAL EXCHANGES & DATA—1.1%
CME Group, Inc., Cl. A	7,229	1,201,315

FOOD DISTRIBUTORS—0.5%
Sysco Corp.	10,761	568,719

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—93.8% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—0.7%
Medtronic PLC	7,677	$740,677

HEALTHCARE SERVICES—1.1%
CVS Health Corp.	19,361	1,218,581

HOME IMPROVEMENT RETAIL—3.5%
The Home Depot, Inc.	14,637	3,885,977

HOUSEHOLD PRODUCTS—2.0%
The Procter & Gamble Co.	16,512	2,165,053

HYPERMARKETS & SUPER CENTERS—1.0%
Walmart, Inc.	8,590	1,111,546

INDUSTRIAL CONGLOMERATES—1.9%
Honeywell International, Inc.	14,038	2,096,856

INDUSTRIAL GASES—1.5%
Air Products & Chemicals, Inc.	5,816	1,667,040

INTEGRATED OIL & GAS—1.8%
Chevron Corp.	7,957	667,911
Exxon Mobil Corp.	19,218	808,693
TOTAL SE#	12,782	481,370
		1,957,974
INTEGRATED TELECOMMUNICATION SERVICES—2.8%
AT&T, Inc.	31,054	918,577
Verizon Communications, Inc.	37,786	2,171,940
		3,090,517
INTERACTIVE MEDIA & SERVICES—7.7%
Alphabet, Inc., Cl. A*	2,002	2,978,876
Alphabet, Inc., Cl. C*	1,941	2,878,425
Facebook, Inc., Cl. A*	10,523	2,669,370
		8,526,671
INTERNET & DIRECT MARKETING RETAIL—2.8%
Amazon.com, Inc.*	981	3,104,551

INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	45,840	2,240,659

LEISURE FACILITIES—0.6%
Vail Resorts, Inc.	3,192	612,960

MANAGED HEALTHCARE—2.2%
UnitedHealth Group, Inc.	8,036	2,433,140

MOVIES & ENTERTAINMENT—0.2%
Warner Music Group Corp., Cl. A*	9,306	280,576

MULTI-LINE INSURANCE—0.4%
The Hartford Financial Services Group, Inc.	9,936	420,492

MULTI-UTILITIES—0.7%
Sempra Energy	6,446	802,269

OIL & GAS EXPLORATION & PRODUCTION—0.6%
ConocoPhillips	17,070	638,247

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—93.8% (CONT.)	SHARES	VALUE
OIL & GAS REFINING & MARKETING—0.2%
Valero Energy Corp.	4,876	$274,177

OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	10,099	281,863

PHARMACEUTICALS—8.1%
AstraZeneca PLC#	19,380	1,081,016
Bristol-Myers Squibb Co.	13,462	789,681
Eli Lilly & Co.	6,696	1,006,342
GlaxoSmithKline PLC#	19,014	766,644
Johnson & Johnson	16,211	2,362,916
Merck & Co., Inc.	10,553	846,773
Novartis AG#	8,155	669,852
Pfizer, Inc.	38,801	1,493,062
		9,016,286
RAILROADS—0.7%
Union Pacific Corp.	4,822	835,894

RESTAURANTS—1.1%
McDonald’s Corp.	4,437	862,020
Starbucks Corp.	5,237	400,788
		1,262,808
SEMICONDUCTOR EQUIPMENT—1.7%
KLA Corp.	9,338	1,866,013

SEMICONDUCTORS—3.6%
Broadcom, Inc.	5,840	1,849,820
QUALCOMM, Inc.	12,840	1,356,032
Taiwan Semiconductor Manufacturing Co., Ltd.#	10,109	797,499
		4,003,351
SOFT DRINKS—3.0%
PepsiCo, Inc.	13,527	1,862,127
The Coca-Cola Co.	30,625	1,446,725
		3,308,852
SYSTEMS SOFTWARE—10.2%
Microsoft Corp.	55,492	11,376,414

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.4%
Apple, Inc.	21,975	9,340,254

TOBACCO—1.5%
Altria Group, Inc.	26,806	1,103,067
Philip Morris International, Inc.	6,888	529,067
		1,632,134
TOTAL COMMON STOCKS (Cost $49,787,740)		103,945,611

MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	17,250	584,430
(Cost $584,260)		584,430

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.9%	SHARES	VALUE
HEALTHCARE—0.6%
Welltower, Inc.	12,873	$689,478

INDUSTRIAL—0.7%
Americold Realty Trust	19,006	766,892

MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	25,229	607,262

SPECIALIZED—3.1%
Crown Castle International Corp.	11,141	1,857,204
CyrusOne, Inc.	9,552	796,828
Lamar Advertising Co., Cl. A	10,535	692,466
		3,346,498
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,932,872)		5,410,130
Total Investments
(Cost $54,304,872)	99.2%	$109,940,171
Unaffiliated Securities (Cost $54,304,872)		109,940,171
Other Assets in Excess of Liabilities	0.8%	898,233
NET ASSETS	100.0%	$110,838,404

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—92.7%	SHARES	VALUE
AEROSPACE & DEFENSE—1.9%
HEICO Corp.	10,716	$1,030,022
Mercury Systems, Inc.*	26,689	2,066,530
TransDigm Group, Inc.	2,406	1,038,381
		4,134,933
ALTERNATIVE CARRIERS—0.6%
Bandwidth, Inc., Cl. A*	8,513	1,232,512

APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Lululemon Athletica, Inc.*	8,345	2,717,049

APPAREL RETAIL—0.5%
Burlington Stores, Inc.*	5,567	1,046,596

APPLICATION SOFTWARE—14.8%
ANSYS, Inc.*	5,085	1,579,401
Atlassian Corp. PLC, Cl. A*	9,872	1,743,889
Avalara, Inc.*	22,830	3,069,493
Benefitfocus, Inc.*	94,390	1,105,307
Bill.com Holdings, Inc.*	13,045	1,214,620
Cadence Design Systems, Inc.*	31,011	3,387,951
Coupa Software, Inc.*	12,468	3,820,818
DocuSign, Inc., Cl. A*	10,726	2,325,719
Dynatrace, Inc.*	24,892	1,041,232
Fair Isaac Corp.*	3,560	1,563,516
Five9, Inc.*	13,301	1,607,027
Palantir Technologies, Inc., Cl. A*,@,(a)	16,376	94,162
Paycom Software, Inc.*	6,979	1,984,618
PTC, Inc.*	19,396	1,659,522
RingCentral, Inc., Cl. A*	8,791	2,551,764
Splunk, Inc.*	5,105	1,071,131
Vertex, Inc., Cl. A*	1,380	32,513
Workday, Inc., Cl. A*	4,152	751,180
Zoom Video Communications, Inc., Cl. A*	5,063	1,285,546
		31,889,409
AUTOMOTIVE RETAIL—0.7%
O’Reilly Automotive, Inc.*	3,279	1,565,329

BIOTECHNOLOGY—6.1%
BioMarin Pharmaceutical, Inc.*	14,627	1,752,461
BioNTech SE#,*	4,959	407,183
Forte Biosciences, Inc.*	158,742	2,992,287
Genmab AS#,*	47,955	1,639,581
Immunomedics, Inc.*	16,603	701,145
Moderna, Inc.*	18,496	1,370,554
Sarepta Therapeutics, Inc.*	12,015	1,844,543
Seattle Genetics, Inc.*	11,431	1,900,632
Twist Bioscience Corp.*	13,282	744,323
		13,352,709
BUILDING PRODUCTS—0.5%
Lennox International, Inc.	4,373	1,172,576

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—92.7% (CONT.)	SHARES	VALUE
CASINOS & GAMING—1.0%
DraftKings, Inc., Cl. A*	48,255	$1,610,510
Penn National Gaming, Inc.*	17,168	581,137
		2,191,647
DATA PROCESSING & OUTSOURCED SERVICES—1.6%
Global Payments, Inc.	12,057	2,146,387
Square, Inc., Cl. A*	9,568	1,242,405
		3,388,792
DISTRIBUTORS—1.4%
Pool Corp.	9,272	2,936,442

DIVERSIFIED SUPPORT SERVICES—2.4%
Cintas Corp.	8,627	2,604,232
Copart, Inc.*	29,043	2,708,260
		5,312,492
EDUCATION SERVICES—1.0%
Chegg, Inc.*	27,260	2,207,242

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
AMETEK, Inc.	15,598	1,454,514

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
Cognex Corp.	24,787	1,657,507
Keysight Technologies, Inc.*	10,043	1,003,195
Trimble, Inc.*	35,317	1,571,960
		4,232,662
FINANCIAL EXCHANGES & DATA—1.2%
MarketAxess Holdings, Inc.	3,193	1,649,823
Tradeweb Markets, Inc., Cl. A	15,799	854,252
		2,504,075
FOOD DISTRIBUTORS—1.9%
US Foods Holding Corp.*	203,899	4,139,150

GENERAL MERCHANDISE STORES—0.3%
Ollie’s Bargain Outlet Holdings, Inc.*	6,112	642,371

HEALTHCARE EQUIPMENT—7.5%
ABIOMED, Inc.*	3,501	1,050,090
DexCom, Inc.*	12,692	5,527,873
Hologic, Inc.*	20,370	1,421,419
IDEXX Laboratories, Inc.*	1,248	496,392
Insulet Corp.*	8,489	1,726,323
Masimo Corp.*	8,917	1,962,810
Nevro Corp.*	3,759	499,797
ResMed, Inc.	8,109	1,642,154
Sartorius AG	2,974	1,144,524
Tandem Diabetes Care, Inc.*	5,028	525,225
		15,996,607
HEALTHCARE SERVICES—1.3%
1Life Healthcare, Inc.*	12,316	364,677
Guardant Health, Inc.*	28,440	2,422,519
		2,787,196

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—92.7% (CONT.)	SHARES	VALUE
HEALTHCARE SUPPLIES—0.8%
Align Technology, Inc.*	3,042	$893,800
Quidel Corp.*	3,307	934,129
		1,827,929
HEALTHCARE TECHNOLOGY—4.2%
Livongo Health, Inc.*	14,211	1,808,350
Phreesia, Inc.*	19,156	575,829
Teladoc Health, Inc.*	14,481	3,441,120
Veeva Systems, Inc., Cl. A*	12,311	3,257,121
		9,082,420
HOTELS RESORTS & CRUISE LINES—0.5%
Extended Stay America, Inc.	88,960	1,015,034

INDUSTRIAL MACHINERY—1.8%
Donaldson Co., Inc.	44,597	2,155,819
Lincoln Electric Holdings, Inc.	12,355	1,116,768
Woodward, Inc.	8,825	661,346
		3,933,933
INTERACTIVE HOME ENTERTAINMENT—1.4%
Activision Blizzard, Inc.	19,177	1,584,595
Take-Two Interactive Software, Inc.*	9,339	1,531,783
		3,116,378
INTERACTIVE MEDIA & SERVICES—1.1%
Pinterest, Inc., Cl. A*	72,271	2,478,173

INTERNET & DIRECT MARKETING RETAIL—5.9%
Etsy, Inc.*	18,972	2,245,905
Farfetch Ltd., Cl. A*	75,285	1,929,555
Fiverr International Ltd.*	23,816	2,225,129
Magnite, Inc.*	102,722	616,846
MercadoLibre, Inc.*	2,134	2,399,939
Wayfair, Inc., Cl. A*	13,059	3,474,869
		12,892,243
INTERNET SERVICES & INFRASTRUCTURE—3.4%
Akamai Technologies, Inc.*	19,602	2,204,049
Shopify, Inc., Cl. A*	1,141	1,168,384
Twilio, Inc., Cl. A*	8,686	2,409,670
VeriSign, Inc.*	7,456	1,578,286
		7,360,389
LEISURE FACILITIES—1.4%
Vail Resorts, Inc.	16,055	3,083,042

LEISURE PRODUCTS—0.7%
Peloton Interactive, Inc., Cl. A*	21,918	1,495,246

LIFE SCIENCES TOOLS & SERVICES—2.3%
Bio-Rad Laboratories, Inc., Cl. A*	1,410	740,095
Bio-Techne Corp.	5,123	1,409,645
Lonza Group AG	1,382	864,450
Repligen Corp.*	12,671	1,912,180
		4,926,370

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—92.7% (CONT.)	SHARES	VALUE
METAL & GLASS CONTAINERS—1.0%
Ball Corp.	29,458	$2,168,993

MOVIES & ENTERTAINMENT—1.6%
Liberty Media Corp.-Liberty Formula One, Cl. C*	31,393	1,112,568
Roku, Inc., Cl. A*	15,906	2,463,680
		3,576,248
PHARMACEUTICALS—1.0%
GW Pharmaceuticals PLC#,*	10,688	1,364,109
Horizon Therapeutics PLC*	14,893	911,303
		2,275,412
PROPERTY & CASUALTY INSURANCE—0.5%
The Progressive Corp.	12,480	1,127,443

REAL ESTATE SERVICES—0.8%
FirstService Corp.	15,055	1,799,825

REGIONAL BANKS—0.4%
SVB Financial Group*	4,209	943,952

RESEARCH & CONSULTING SERVICES—2.1%
CoStar Group, Inc.*	2,119	1,800,641
Verisk Analytics, Inc., Cl. A	14,410	2,719,312
		4,519,953
RESTAURANTS—1.7%
Chipotle Mexican Grill, Inc., Cl. A*	2,451	2,831,297
Shake Shack, Inc., Cl. A*	19,856	964,009
		3,795,306
SEMICONDUCTOR EQUIPMENT—2.7%
Lam Research Corp.	9,508	3,586,037
SolarEdge Technologies, Inc.*	13,308	2,330,231
		5,916,268
SEMICONDUCTORS—5.4%
Advanced Micro Devices, Inc.*	97,341	7,537,114
Inphi Corp.*	12,528	1,636,908
Universal Display Corp.	14,551	2,538,422
		11,712,444
SYSTEMS SOFTWARE—2.9%
Crowdstrike Holdings, Inc., Cl. A*	31,821	3,602,137
Palo Alto Networks, Inc.*	10,830	2,771,614
		6,373,751
TRUCKING—0.5%
Old Dominion Freight Line, Inc.	6,035	1,103,319

TOTAL COMMON STOCKS
(Cost $140,543,091)		201,428,374

PREFERRED STOCKS—0.3%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	66,787	384,025
Palantir Technologies, Inc., Cl. D*,@,(a)	8,701	50,031
		434,056

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.3% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	219,610	$173,492

TOTAL PREFERRED STOCKS
(Cost $1,486,719)		607,548

WARRANTS—0.7%	SHARES	VALUE
BIOTECHNOLOGY—0.7%
Forte Biosciences, Inc., 2/20/21*,@	193,270	1,601,435
(Cost $0)		1,601,435

RIGHTS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.8%
BioNTech Pharmaceuticals Ltd.*	4,959	–
Tolero CDR*,@,(a),(c)	590,059	1,829,183
		1,829,183
TOTAL RIGHTS
(Cost $315,501)		1,829,183

REAL ESTATE INVESTMENT TRUST—2.6%	SHARES	VALUE
INDUSTRIAL—0.7%
Rexford Industrial Realty, Inc.	30,847	1,447,650

RESIDENTIAL—0.7%
Equity LifeStyle Properties, Inc.	20,745	1,417,298

SPECIALIZED—1.2%
Crown Castle International Corp.	16,286	2,714,876

TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $4,324,341)		5,579,824

Total Investments
(Cost $146,669,652)	97.1%	$211,046,364
Affiliated Securities (Cost $988,245)		173,492
Unaffiliated Securities (Cost $145,681,407)		210,872,872
Other Assets in Excess of Liabilities	2.9%	6,248,490
NET ASSETS	100.0%	$217,294,854

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2020
Forte Biosciences, Inc., Warrants	2/19/20	0	0.00%	1,601,435	0.74%
Palantir Technologies, Inc., Cl. A	10/7/14	106,559	0.05%	94,162	0.04%
Palantir Technologies, Inc., Cl. B	10/7/14	441,023	0.22%	384,025	0.18%
Palantir Technologies, Inc., Cl. D	10/14/14	57,451	0.03%	50,031	0.02%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	0.50%	173,492	0.08%
Tolero CDR	2/6/17	315,501	0.19%	1,829,183	0.84%
Total				$7,124,615	3.28%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—93.6%	SHARES	VALUE
AEROSPACE & DEFENSE—1.4%
Mercury Systems, Inc.*	43,324	$3,354,577

AIR FREIGHT & LOGISTICS—1.6%
XPO Logistics, Inc.*	50,930	3,820,769

APPAREL ACCESSORIES & LUXURY GOODS—2.8%
Lululemon Athletica, Inc.*	20,270	6,599,709

APPAREL RETAIL—1.4%
Burlington Stores, Inc.*	17,303	3,252,964

APPLICATION SOFTWARE—17.2%
2U, Inc.*	42,945	2,022,495
Bill.com Holdings, Inc.*	45,247	4,212,948
Coupa Software, Inc.*	13,605	4,169,252
DocuSign, Inc., Cl. A*	25,464	5,521,359
Dynatrace, Inc.*	128,582	5,378,585
Manhattan Associates, Inc.*	54,017	5,174,288
RingCentral, Inc., Cl. A*	16,121	4,679,443
The Trade Desk, Inc., Cl. A*	8,308	3,749,567
Vertex, Inc., Cl. A*	100,669	2,371,762
Zoom Video Communications, Inc., Cl. A*	13,156	3,340,440
		40,620,139
AUTOMOBILE MANUFACTURERS—1.5%
Tesla, Inc.*	2,479	3,546,854

CASINOS & GAMING—3.5%
DraftKings, Inc., Cl. A*	132,618	4,426,125
Penn National Gaming, Inc.*	117,043	3,961,906
		8,388,031
DATA PROCESSING & OUTSOURCED SERVICES—2.7%
NIC, Inc.	160,183	3,511,211
Square, Inc., Cl. A*	22,528	2,925,261
		6,436,472
DISTRIBUTORS—2.4%
Pool Corp.	18,231	5,773,758

FINANCIAL EXCHANGES & DATA—2.0%
MarketAxess Holdings, Inc.	9,164	4,735,039

GENERAL MERCHANDISE STORES—2.6%
Ollie’s Bargain Outlet Holdings, Inc.*	58,085	6,104,733

HEALTHCARE EQUIPMENT—7.3%
Cantel Medical Corp.	104,569	4,940,885
DexCom, Inc.*	9,869	4,298,344
Masimo Corp.*	18,213	4,009,046
Vapotherm, Inc.*	75,144	3,925,523
		17,173,798
HEALTHCARE SUPPLIES—6.6%
OraSure Technologies, Inc.*	278,552	5,055,719
Quidel Corp.*	24,885	7,029,266

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—93.6% (CONT.)	SHARES	VALUE
HEALTHCARE SUPPLIES—6.6% (CONT.)
Silk Road Medical, Inc.*	76,344	$3,546,942
		15,631,927
HEALTHCARE TECHNOLOGY—3.1%
Teladoc Health, Inc.*	16,750	3,980,303
Veeva Systems, Inc., Cl. A*	13,088	3,462,692
		7,442,995
INTERACTIVE HOME ENTERTAINMENT—1.5%
Activision Blizzard, Inc.	43,789	3,618,285

INTERNET & DIRECT MARKETING RETAIL—12.5%
Chewy, Inc., Cl. A*	72,933	3,828,253
Etsy, Inc.*	43,280	5,123,487
Farfetch Ltd., Cl. A*	129,797	3,326,697
Fiverr International Ltd.*	32,410	3,028,066
MercadoLibre, Inc.*	7,224	8,124,255
Stamps.com, Inc.*	23,353	6,078,319
		29,509,077
INTERNET SERVICES & INFRASTRUCTURE—4.2%
Okta, Inc., Cl. A*	20,429	4,514,400
Shopify, Inc., Cl. A*	5,216	5,341,184
		9,855,584
LEISURE FACILITIES—1.8%
Vail Resorts, Inc.	21,627	4,153,033

LIFE SCIENCES TOOLS & SERVICES—1.3%
Bio-Techne Corp.	11,262	3,098,852

MOVIES & ENTERTAINMENT—1.5%
Roku, Inc., Cl. A*	22,883	3,544,348

PHARMACEUTICALS—1.8%
Zoetis, Inc., Cl. A	28,680	4,350,182

REAL ESTATE SERVICES—0.8%
Redfin Corp.*	44,462	1,848,730

RESTAURANTS—2.2%
Chipotle Mexican Grill, Inc., Cl. A*	4,589	5,301,029

SEMICONDUCTORS—4.4%
Advanced Micro Devices, Inc.*	61,376	4,752,344
Universal Display Corp.	32,594	5,686,023
		10,438,367
SYSTEMS SOFTWARE—2.6%
Crowdstrike Holdings, Inc., Cl. A*	55,243	6,253,508

TRADING COMPANIES & DISTRIBUTORS—2.9%
SiteOne Landscape Supply, Inc.*	53,111	6,799,801

TOTAL COMMON STOCKS (Cost $178,047,353)		221,652,561

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

		VALUE
Total Investments (Cost $178,047,353)	93.6%	$221,652,561
Unaffiliated Securities (Cost $178,047,353)		221,652,561
Other Assets in Excess of Liabilities	6.4%	15,215,340
NET ASSETS	100.0%	$236,867,901

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—96.6%	SHARES	VALUE
AEROSPACE & DEFENSE—1.3%
Kratos Defense & Security Solutions, Inc.*	605,170	$10,899,112

AIR FREIGHT & LOGISTICS—1.6%
XPO Logistics, Inc.*	182,548	13,694,751

APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Canada Goose Holdings, Inc.*	285,313	6,356,774

APPLICATION SOFTWARE—23.4%
Altair Engineering, Inc., Cl. A*	61,072	2,461,202
Avalara, Inc.*	144,995	19,494,578
Bill.com Holdings, Inc.*	38,581	3,592,277
Cerence, Inc.*	291,564	11,563,428
Ebix, Inc.	364,820	8,046,105
Everbridge, Inc.*	233,692	33,371,217
Globant SA*	128,280	22,184,743
HubSpot, Inc.*	74,186	17,404,777
LivePerson, Inc.*	38,122	1,638,484
Mimecast Ltd.*	174,531	8,190,740
Paylocity Holding Corp.*	318,745	42,456,834
Pluralsight, Inc., Cl. A*	630,468	13,347,008
SPS Commerce, Inc.*	148,924	11,194,617
Vertex, Inc., Cl. A*	270,297	6,368,197
		201,314,207
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
Hamilton Lane, Inc., Cl. A	320,707	23,167,874

BIOTECHNOLOGY—5.7%
ACADIA Pharmaceuticals, Inc.*	611,872	25,435,519
Natera, Inc.*	178,776	8,584,824
Puma Biotechnology, Inc.*	899,098	9,269,700
Ultragenyx Pharmaceutical, Inc.*	78,338	6,122,898
		49,412,941
CONSUMER FINANCE—1.0%
LendingTree, Inc.*	24,457	8,469,214

EDUCATION SERVICES—6.1%
Chegg, Inc.*	648,579	52,515,442

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
Novanta, Inc.*	52,134	5,405,253

ENVIRONMENTAL & FACILITIES SERVICES—4.2%
Casella Waste Systems, Inc., Cl. A*	655,820	36,338,986

GENERAL MERCHANDISE STORES—3.8%
Ollie’s Bargain Outlet Holdings, Inc.*	313,752	32,975,335

HEALTHCARE DISTRIBUTORS—1.5%
PetIQ, Inc., Cl. A*	364,649	13,306,042

HEALTHCARE EQUIPMENT—11.4%
Glaukos Corp.*	406,998	17,785,813
Insulet Corp.*	168,544	34,275,107

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.6% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—11.4% (CONT.)
Nevro Corp.*	345,725	$45,967,596
		98,028,516
HEALTHCARE FACILITIES—1.3%
US Physical Therapy, Inc.	134,843	11,200,060

HEALTHCARE SUPPLIES—1.0%
Silk Road Medical, Inc.*	191,609	8,902,154

HEALTHCARE TECHNOLOGY—2.4%
Inspire Medical Systems, Inc.*	12,516	1,243,590
Tabula Rasa HealthCare, Inc.*	339,571	19,083,890
		20,327,480
INSURANCE BROKERS—1.7%
eHealth, Inc.*	71,596	4,950,147
Goosehead Insurance, Inc., Cl. A*	92,892	9,598,531
		14,548,678
IT CONSULTING & OTHER SERVICES—2.8%
EPAM Systems, Inc.*	83,374	24,185,130

LEISURE FACILITIES—2.1%
Planet Fitness, Inc., Cl. A*	348,128	18,172,282

LIFE SCIENCES TOOLS & SERVICES—2.3%
NeoGenomics, Inc.*	522,867	19,989,205

MANAGED HEALTHCARE—4.3%
Progyny, Inc.*	1,385,106	36,878,447

OIL & GAS EQUIPMENT & SERVICES—0.9%
Core Laboratories NV	358,958	7,656,574

PHARMACEUTICALS—0.2%
Aerie Pharmaceuticals, Inc.*	143,248	1,655,947

REAL ESTATE SERVICES—6.0%
FirstService Corp.	431,190	51,548,765

REGIONAL BANKS—2.1%
Signature Bank	177,819	18,231,782

RESTAURANTS—0.7%
Wingstop, Inc.	39,542	6,178,437

SEMICONDUCTORS—0.8%
Impinj, Inc.*	288,856	6,817,002

SYSTEMS SOFTWARE—0.9%
Rapid7, Inc.*	125,904	7,500,101

THRIFTS & MORTGAGE FINANCE—0.3%
Axos Financial, Inc.*	96,080	2,153,153

TRADING COMPANIES & DISTRIBUTORS—2.8%
SiteOne Landscape Supply, Inc.*	188,929	24,188,580

TOTAL COMMON STOCKS (Cost $634,254,603)		832,018,224

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	231,474	$182,864
(Cost $1,041,633)		182,864
Total Investments (Cost $635,296,236)	96.6%	$832,201,088
Affiliated Securities (Cost $1,041,633)		182,864
Unaffiliated Securities (Cost $634,254,603)		832,018,224
Other Assets in Excess of Liabilities	3.4%	29,172,173
NET ASSETS	100.0%	$861,373,261

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$1,041,633	0.10%	$182,864	0.02%
Total				$182,864	0.02%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—90.7%	SHARES	VALUE
AEROSPACE & DEFENSE—1.4%
Hexcel Corp.	27,793	$1,036,679
Mercury Systems, Inc.*	43,876	3,397,319
		4,433,998
ALTERNATIVE CARRIERS—1.0%
Bandwidth, Inc., Cl. A*	22,282	3,225,988

APPAREL RETAIL—1.0%
Burlington Stores, Inc.*	17,286	3,249,768

APPLICATION SOFTWARE—18.3%
ACI Worldwide, Inc.*	113,075	3,029,279
Avalara, Inc.*	62,179	8,359,967
Benefitfocus, Inc.*	91,388	1,070,154
Bill.com Holdings, Inc.*	31,543	2,936,969
Blackbaud, Inc.	42,352	2,648,694
Blackline, Inc.*	21,113	1,877,157
Coupa Software, Inc.*	17,585	5,388,923
Everbridge, Inc.*	36,346	5,190,209
Guidewire Software, Inc.*	31,593	3,717,232
HubSpot, Inc.*	19,566	4,590,379
Manhattan Associates, Inc.*	35,349	3,386,081
Medallia, Inc.*	31,860	979,058
Paycom Software, Inc.*	13,874	3,945,349
Q2 Holdings, Inc.*	42,922	4,036,814
Smartsheet, Inc., Cl. A*	40,743	1,945,071
SPS Commerce, Inc.*	34,167	2,568,333
Tyler Technologies, Inc.*	8,205	2,931,236
Vertex, Inc., Cl. A*	29,040	684,182
		59,285,087
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
Affiliated Managers Group, Inc.	33,930	2,334,045
WisdomTree Investments, Inc.	532,309	1,916,312
		4,250,357
BIOTECHNOLOGY—3.2%
BioNTech SE#,*	15,405	1,264,904
CareDx, Inc.*	127,652	4,257,194
Exact Sciences Corp.*	20,904	1,980,654
Moderna, Inc.*	27,767	2,057,535
Turning Point Therapeutics, Inc.*	15,459	915,637
		10,475,924
CASINOS & GAMING—2.3%
DraftKings, Inc., Cl. A*	116,097	3,874,737
Penn National Gaming, Inc.*	100,794	3,411,877
		7,286,614
DIVERSIFIED SUPPORT SERVICES—0.5%
IAA, Inc.*	33,999	1,473,857

ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Sunrun, Inc.*	114,831	4,213,149

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—90.7% (CONT.)	SHARES	VALUE
ELECTRONIC COMPONENTS—0.7%
Dolby Laboratories, Inc., Cl. A	32,290	$2,247,384

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
Cognex Corp.	65,546	4,383,061

FINANCIAL EXCHANGES & DATA—0.7%
Tradeweb Markets, Inc., Cl. A	39,335	2,126,843

FOOD DISTRIBUTORS—0.7%
The Chefs’ Warehouse, Inc.*	35,695	411,563
US Foods Holding Corp.*	87,946	1,785,304
		2,196,867
GENERAL MERCHANDISE STORES—1.1%
Ollie’s Bargain Outlet Holdings, Inc.*	33,166	3,485,747

HEALTHCARE EQUIPMENT—11.5%
ABIOMED, Inc.*	17,450	5,233,953
Cantel Medical Corp.	85,433	4,036,709
CryoPort, Inc.*	53,466	1,771,863
DexCom, Inc.*	18,550	8,079,267
Inmode Ltd.*	13,921	450,484
Inogen, Inc.*	24,016	737,291
Insulet Corp.*	41,145	8,367,248
Mesa Laboratories, Inc.	7,617	1,804,772
Tandem Diabetes Care, Inc.*	63,496	6,632,792
		37,114,379
HEALTHCARE SERVICES—2.3%
1Life Healthcare, Inc.*	82,984	2,457,156
Guardant Health, Inc.*	40,500	3,449,790
Progenity, Inc.*	161,915	1,475,046
		7,381,992
HEALTHCARE SUPPLIES—9.4%
Neogen Corp.*	68,060	5,224,966
Quidel Corp.*	89,712	25,340,949
		30,565,915
HEALTHCARE TECHNOLOGY—7.3%
Livongo Health, Inc.*	18,431	2,345,345
Teladoc Health, Inc.*	24,015	5,706,684
Veeva Systems, Inc., Cl. A*	48,382	12,800,426
Vocera Communications, Inc.*	89,374	2,750,038
		23,602,493
HOMEFURNISHING RETAIL—0.4%
Bed Bath & Beyond, Inc.	113,791	1,231,219

HYPERMARKETS & SUPER CENTERS—1.0%
BJ’s Wholesale Club Holdings, Inc.*	80,301	3,216,055

INTERACTIVE HOME ENTERTAINMENT—0.9%
Take-Two Interactive Software, Inc.*	17,266	2,831,969

INTERACTIVE MEDIA & SERVICES—0.1%
Eventbrite, Inc., Cl. A*	54,133	461,213

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—90.7% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—2.3%
Farfetch Ltd., Cl. A*	160,727	$4,119,433
Fiverr International Ltd.*	35,489	3,315,737
		7,435,170
INTERNET SERVICES & INFRASTRUCTURE—3.1%
Shopify, Inc., Cl. A*	9,833	10,068,992

LEISURE FACILITIES—0.5%
Planet Fitness, Inc., Cl. A*	29,456	1,537,603

LIFE SCIENCES TOOLS & SERVICES—6.8%
10X Genomics, Inc., Cl. A*	16,620	1,634,909
Bio-Techne Corp.	38,226	10,518,266
NanoString Technologies, Inc.*	76,756	2,771,659
NeoGenomics, Inc.*	73,452	2,808,070
PRA Health Sciences, Inc.*	18,537	1,975,303
Repligen Corp.*	16,245	2,451,533
		22,159,740
MANAGED HEALTHCARE—0.6%
HealthEquity, Inc.*	39,878	2,056,110

MOVIES & ENTERTAINMENT—0.7%
Live Nation Entertainment, Inc.*	48,978	2,292,660

OIL & GAS EXPLORATION & PRODUCTION—0.7%
Magnolia Oil & Gas Corp., Cl. A*	367,226	2,196,011

PHARMACEUTICALS—0.2%
Aerie Pharmaceuticals, Inc.*	61,099	706,304

REGIONAL BANKS—0.5%
Webster Financial Corp.	63,659	1,735,981

RESTAURANTS—2.2%
Shake Shack, Inc., Cl. A*	70,337	3,414,861
Wingstop, Inc.	24,515	3,830,469
		7,245,330
SEMICONDUCTOR EQUIPMENT—0.8%
SolarEdge Technologies, Inc.*	14,955	2,618,621

SEMICONDUCTORS—1.0%
Universal Display Corp.	19,263	3,360,430

SPECIALTY CHEMICALS—1.1%
Balchem Corp.	34,256	3,434,507

SPECIALTY STORES—1.1%
Five Below, Inc.*	22,277	2,426,188
Sportsman’s Warehouse Holdings, Inc.*	68,341	1,099,607
		3,525,795
SYSTEMS SOFTWARE—1.3%
Proofpoint, Inc.*	37,612	4,350,580

TOTAL COMMON STOCKS
(Cost $164,758,006)		293,463,713

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	50,688	$40,044
(Cost $228,096)		40,044

RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
BioNTech Pharmaceuticals Ltd.*	11,329	–
Tolero CDR*,@,(b),(c)	174,782	541,824
		541,824
TOTAL RIGHTS
(Cost $94,483)		541,824

REAL ESTATE INVESTMENT TRUST—2.1%	SHARES	VALUE
SPECIALIZED—2.1%
Digital Realty Trust, Inc.	42,881	6,884,116
(Cost $5,612,706)		6,884,116
Total Investments
(Cost $170,693,291)	93.0%	$300,929,697
Affiliated Securities (Cost $228,096)		40,044
Unaffiliated Securities (Cost $170,465,195)		300,889,653
Other Assets in Excess of Liabilities	7.0%	22,571,895
NET ASSETS	100.0%	$323,501,592

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$228,096	0.10%	$40,044	0.01%
Tolero CDR	2/6/17	94,483	0.08%	541,824	0.17%
Total				$581,868	0.18%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—99.3%	SHARES	VALUE
AEROSPACE & DEFENSE—2.1%
Mercury Systems, Inc.*	1,572,692	$121,773,541

ALTERNATIVE CARRIERS—1.1%
Bandwidth, Inc., Cl. A*	422,720	61,201,402

APPLICATION SOFTWARE—28.8%
Alteryx, Inc., Cl. A*	548,405	96,239,593
ANSYS, Inc.*	445,432	138,351,179
Avalara, Inc.*	998,528	134,252,090
Blackline, Inc.*	1,360,409	120,953,964
Coupa Software, Inc.*	356,045	109,109,990
Datadog, Inc., Cl. A*	1,456,825	136,737,594
Everbridge, Inc.*	1,101,915	157,353,462
Guidewire Software, Inc.*	868,509	102,188,769
Medallia, Inc.*	2,423,081	74,461,279
Model N, Inc.*	2,956,082	113,690,914
Paycom Software, Inc.*	283,474	80,611,501
Pluralsight, Inc., Cl. A*	3,798,448	80,413,144
PROS Holdings, Inc.*	1,625,557	53,041,925
Q2 Holdings, Inc.*	989,802	93,090,878
Smartsheet, Inc., Cl. A*	1,249,725	59,661,872
Tyler Technologies, Inc.*	266,038	95,042,076
		1,645,200,230
BIOTECHNOLOGY—4.7%
CareDx, Inc.*	4,197,582	139,989,360
Natera, Inc.*	2,705,321	129,909,514
		269,898,874
BUILDING PRODUCTS—2.0%
Trex Co., Inc.*	820,409	114,307,586

EDUCATION SERVICES—3.3%
Chegg, Inc.*	2,365,981	191,573,481

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.9%
Cognex Corp.	2,004,491	134,040,314
FLIR Systems, Inc.	2,062,687	85,931,540
		219,971,854
HEALTHCARE DISTRIBUTORS—1.6%
PetIQ, Inc., Cl. A*	2,477,129	90,390,437

HEALTHCARE EQUIPMENT—17.5%
ABIOMED, Inc.*	491,165	147,320,030
AtriCure, Inc.*	2,123,474	86,658,974
Cantel Medical Corp.	2,459,036	116,189,451
CryoPort, Inc.*	3,716,481	123,164,180
Heska Corp.*	1,108,721	106,681,135
Insulet Corp.*	604,724	122,976,673
Nevro Corp.*	933,911	124,172,806
Tactile Systems Technology, Inc.*	1,903,368	78,000,021
Tandem Diabetes Care, Inc.*	928,579	96,999,362
		1,002,162,632

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—99.3% (CONT.)	SHARES	VALUE
HEALTHCARE SERVICES—1.1%
Guardant Health, Inc.*	718,895	$61,235,476

HEALTHCARE SUPPLIES—7.2%
Neogen Corp.*	1,531,679	117,586,997
Quidel Corp.*	1,048,360	296,130,249
		413,717,246
HEALTHCARE TECHNOLOGY—5.2%
Teladoc Health, Inc.*	416,529	98,979,786
Veeva Systems, Inc., Cl. A*	755,764	199,952,482
		298,932,268
INSURANCE BROKERS—0.9%
eHealth, Inc.*	713,979	49,364,508

INTERNET & DIRECT MARKETING RETAIL—1.8%
Stamps.com, Inc.*	388,937	101,232,522

INTERNET SERVICES & INFRASTRUCTURE—1.5%
Shopify, Inc., Cl. A*	81,078	83,023,872

LIFE SCIENCES TOOLS & SERVICES—4.8%
Bio-Techne Corp.	540,332	148,677,753
Repligen Corp.*	818,438	123,510,479
		272,188,232
MANAGED HEALTHCARE—1.3%
HealthEquity, Inc.*	1,474,880	76,044,813

RESTAURANTS—4.9%
Shake Shack, Inc., Cl. A*	1,739,863	84,470,349
Wingstop, Inc.	1,246,810	194,814,062
		279,284,411
SEMICONDUCTORS—2.4%
Monolithic Power Systems, Inc.	509,287	134,966,148

SPECIALTY CHEMICALS—1.4%
Balchem Corp.	777,388	77,940,921

SYSTEMS SOFTWARE—1.8%
Proofpoint, Inc.*	899,788	104,078,478

TOTAL COMMON STOCKS
(Cost $3,822,194,059)		5,668,488,932

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(b)	11,905	36,906
(Cost $6,436)		36,906
Total Investments
(Cost $3,822,200,495)	99.3%	$5,668,525,838
Unaffiliated Securities (Cost $3,822,200,495)		5,668,525,838
Other Assets in Excess of Liabilities	0.7%	40,049,031
NET ASSETS	100.0%	$5,708,574,869

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Contingent Deferred Rights.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2020
Tolero CDR	2/6/17	$6,436	0.00%	$36,906	0.00%
Total				$36,906	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—98.9%	SHARES	VALUE
AUSTRALIA—6.0%
HEALTHCARE SUPPLIES—1.5%
Nanosonics Ltd.*	490,062	$2,166,490
INTERNET & DIRECT MARKETING RETAIL—2.3%
Kogan.com Ltd.	276,253	3,285,773
IT CONSULTING & OTHER SERVICES—2.2%
Appen Ltd.	128,800	3,280,029
TOTAL AUSTRALIA
(Cost $6,311,978)		8,732,292
BRAZIL—0.1%
EDUCATION SERVICES—0.1%
Vasta Platform Ltd.*	6,016	113,402
(Cost $114,304)
CANADA—1.9%
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Brookfield Asset Management, Inc., Cl. A	84,800	2,741,584
(Cost $2,857,457)
CHINA— 9.7%
AUTOMOBILE MANUFACTURERS—2.6%
Geely Automobile Holdings Ltd.	1,804,000	3,784,429
CONSTRUCTION MACHINERY & HEAVY TRUCKS—2.3%
Sany Heavy Industry Co., Ltd., Cl. A	1,099,843	3,321,793
INTERACTIVE MEDIA & SERVICES—4.8%
Baidu, lnc.#,*	16,900	2,017,860
Tencent Holdings Ltd.	72,200	4,952,823
		6,970,683
TOTAL CHINA
(Cost $11,220,545)		14,076,905
DENMARK—5.9%
AIR FREIGHT & LOGISTICS—2.2%
DSV PANALPINA AS	23,600	3,229,984
APPLICATION SOFTWARE—1.5%
Netcompany Group AS*,(a)	29,800	2,154,427
BIOTECHNOLOGY—2.2%
Genmab AS*	9,200	3,167,351
TOTAL DENMARK
(Cost $5,185,404)		8,551,762
FRANCE— 7.6%
APPAREL ACCESSORIES & LUXURY GOODS—2.3%
LVMH Moet Hennessy Louis Vuitton SE	7,700	3,349,003
LIFE SCIENCES TOOLS & SERVICES—2.7%
Eurofins Scientific SE*	6,050	3,960,725
RESEARCH & CONSULTING SERVICES—2.6%
Teleperformance	12,557	3,675,777
TOTAL FRANCE
(Cost $7,672,471)		10,985,505

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—98.9% (CONT.)	SHARES	VALUE
GERMANY—3.5%
AUTOMOBILE MANUFACTURERS—1.6%
Bayerische Motoren Werke AG	36,900	$2,360,272
FOOTWEAR—1.9%
Puma SE	35,300	2,748,258
TOTAL GERMANY
(Cost $4,025,067)		5,108,530
HONG KONG—6.3%
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Samsonite International SA*,(a)	2,357,000	2,209,191
FINANCIAL EXCHANGES & DATA—2.7%
Hong Kong Exchanges & Clearing Ltd.	80,000	3,809,077
INDUSTRIAL MACHINERY—2.1%
Techtronic Industries Co., Ltd.	289,000	3,022,682
TOTAL HONG KONG
(Cost $7,227,930)		9,040,950
INDIA—3.5%
DIVERSIFIED BANKS—1.9%
HDFC Bank Ltd.#,*	59,000	2,758,250
OIL & GAS REFINING & MARKETING—1.6%
Reliance Industries Ltd.	85,000	2,350,645
TOTAL INDIA
(Cost $4,603,938)		5,108,895
IRELAND—2.6%
PACKAGED FOODS & MEATS—2.6%
Kerry Group PLC, Cl. A	28,041	3,714,719
(Cost $2,962,801)
ITALY— 5.9%
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Moncler SpA	59,786	2,311,929
AUTOMOBILE MANUFACTURERS—2.6%
Ferrari NV	21,062	3,826,965
DATA PROCESSING & OUTSOURCED SERVICES—1.7%
Nexi SpA*	134,300	2,413,189
TOTAL ITALY
(Cost $6,345,985)		8,552,083
JAPAN—11.8%
ELECTRONIC COMPONENTS—2.4%
Murata Manufacturing Co., Ltd.	53,800	3,456,264
HEALTHCARE SUPPLIES—1.9%
Hoya Corp.	27,900	2,752,004
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
Benefit One, Inc.	125,000	2,742,063
INDUSTRIAL MACHINERY—1.7%
FANUC Corp.	14,900	2,514,450

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—98.9% (CONT.)	SHARES	VALUE
JAPAN—11.8% (CONT.)
INTERACTIVE HOME ENTERTAINMENT—2.2%
Nintendo Co., Ltd.	7,300	$3,211,222
SEMICONDUCTOR EQUIPMENT—1.7%
Lasertec Corp.	27,999	2,472,626
TOTAL JAPAN
(Cost $13,597,418)		17,148,629
NETHERLANDS—7.4%
DATA PROCESSING & OUTSOURCED SERVICES—3.1%
Adyen NV*,(a)	2,650	4,424,200
HEAVY ELECTRICAL EQUIPMENT—1.9%
Alfen Beheer BV*,(a)	63,500	2,793,913
SEMICONDUCTOR EQUIPMENT—2.4%
ASML Holding NV	9,900	3,520,569
TOTAL NETHERLANDS
(Cost $5,939,817)		10,738,682
NEW ZEALAND—4.6%
APPLICATION SOFTWARE—2.1%
Xero Ltd.*	46,600	2,986,142
PACKAGED FOODS & MEATS—2.5%
a2 Milk Co., Ltd.*	265,000	3,637,049
TOTAL NEW ZEALAND
(Cost $4,247,518)		6,623,191
RUSSIA— 1.2%
INTEGRATED OIL & GAS—1.2%
LUKOIL PJSC#	25,000	1,695,886
(Cost $1,751,205)
SPAIN—2.1%
BIOTECHNOLOGY—2.1%
Grifols SA#	157,341	2,969,025
(Cost $3,254,011)
SWEDEN—4.8%
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
EQT AB	162,898	3,851,553
INTERACTIVE HOME ENTERTAINMENT—2.1%
Stillfront Group AB*	31,137	3,030,255
TOTAL SWEDEN
(Cost $4,123,174)		6,881,808
SWITZERLAND—5.3%
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
Partners Group Holding AG	3,884	3,763,488
SPECIALTY CHEMICALS—2.7%
Sika AG	18,000	3,956,259
TOTAL SWITZERLAND
(Cost $5,328,333)		7,719,747

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—98.9% (CONT.)	SHARES	VALUE
UNITED KINGDOM—4.2%
FINANCIAL EXCHANGES & DATA—2.5%
London Stock Exchange Group PLC	32,700	$3,612,421
PHARMACEUTICALS—1.7%
AstraZeneca PLC	22,700	2,508,176
TOTAL UNITED KINGDOM
(Cost $3,942,665)		6,120,597
UNITED STATES—4.5%
APPAREL ACCESSORIES & LUXURY GOODS—2.4%
Lululemon Athletica, Inc.*	10,591	3,448,324
SEMICONDUCTORS—2.1%
NXP Semiconductors NV	26,600	3,126,298
TOTAL UNITED STATES
(Cost $4,489,287)		6,574,622
TOTAL COMMON STOCKS
(Cost $105,201,308)		143,198,814
Total Investments
(Cost $105,201,308)	98.9%	$143,198,814
Unaffiliated Securities (Cost $105,201,308)		143,198,814
Other Assets in Excess of Liabilities	1.1%	1,604,713
NET ASSETS	100.0%	$144,803,527

#	American Depositary Receipts.
(a)	Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 8.0% of the net assets of the Fund.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—93.2%	SHARES	VALUE
BIOTECHNOLOGY—29.0%
AbbVie, Inc.	111,320	$10,565,381
Acceleron Pharma, Inc.*	12,000	1,190,040
ADC Therapeutics SA*	35,000	1,627,500
Adverum Biotechnologies, Inc.*	25,000	419,250
Akebia Therapeutics, Inc.*	90,000	1,005,300
Amarin Corp. PLC#,*	72,000	466,560
Arcturus Therapeutics Holdings, Inc.*	4,000	208,920
Argenx SE#,*	13,000	2,991,690
Aurinia Pharmaceuticals, Inc.*	50,000	706,500
Avidity Biosciences, Inc.*	20,000	563,800
BeiGene Ltd.#,*	4,000	836,000
BioMarin Pharmaceutical, Inc.*	25,475	3,052,160
BioNTech SE#,*	33,030	2,712,093
Bioxcel Therapeutics, Inc.*	18,000	816,480
Black Diamond Therapeutics, Inc.*	24,000	667,680
Castle Biosciences, Inc.*	16,000	619,520
ChemoCentryx, Inc.*	30,000	1,581,300
Deciphera Pharmaceuticals, Inc.*	13,000	602,810
Fate Therapeutics, Inc.*	36,166	1,130,911
FibroGen, Inc.*	18,000	728,460
Five Prime Therapeutics, Inc.*	30,000	177,000
Forte Biosciences, Inc.*	202,625	3,819,481
Genmab AS#,*	65,000	2,222,350
Gilead Sciences, Inc.	25,000	1,738,250
Halozyme Therapeutics, Inc.*	60,000	1,631,400
Immunomedics, Inc.*	57,500	2,428,225
Invitae Corp.*	48,000	1,401,600
Iovance Biotherapeutics, Inc.*	40,000	1,162,800
Karuna Therapeutics, Inc.*	6,000	490,800
Kodiak Sciences, Inc.*	5,000	231,650
Legend Biotech Corp.#,*	14,296	503,791
MeiraGTx Holdings PLC*	36,200	470,238
Mirati Therapeutics, Inc.*	6,000	727,860
Moderna, Inc.*	31,000	2,297,100
Molecular Partners AG*	36,564	694,885
Neurocrine Biosciences, Inc.*	8,000	962,880
Regeneron Pharmaceuticals, Inc.*	12,000	7,584,840
Rocket Pharmaceuticals, Inc.*	13,000	305,890
Sarepta Therapeutics, Inc.*	56,000	8,597,120
Seattle Genetics, Inc.*	19,000	3,159,130
TG Therapeutics, Inc.*	75,000	1,468,500
Trillium Therapeutics, Inc.*	50,000	334,000
Turning Point Therapeutics, Inc.*	40,000	2,369,200
Twist Bioscience Corp.*	41,179	2,307,671
Vertex Pharmaceuticals, Inc.*	42,000	11,424,000
Zai Lab Ltd.#,*	7,000	532,770
Zymeworks, Inc.*	24,000	732,720
		92,268,506

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—93.2% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—22.2%
Abbott Laboratories	75,108	$7,558,869
ABIOMED, Inc.*	10,500	3,149,370
Baxter International, Inc.	15,000	1,295,700
Boston Scientific Corp.*	35,000	1,349,950
Cantel Medical Corp.	20,000	945,000
Danaher Corp.	59,000	12,024,200
DexCom, Inc.*	30,000	13,066,200
GenMark Diagnostics, Inc.*	35,000	625,100
Hill-Rom Holdings, Inc.	6,000	583,320
Hologic, Inc.*	47,000	3,279,660
IDEXX Laboratories, Inc.*	9,500	3,778,625
Insulet Corp.*	20,000	4,067,200
Intuitive Surgical, Inc.*	4,500	3,084,480
Masimo Corp.*	17,500	3,852,100
Nevro Corp.*	6,000	797,760
ResMed, Inc.	11,000	2,227,610
Sartorius AG	10,000	3,848,434
Stryker Corp.	7,500	1,449,750
Tandem Diabetes Care, Inc.*	35,000	3,656,100
		70,639,428
HEALTHCARE SERVICES—2.1%
1Life Healthcare, Inc.*	17,043	504,643
Cigna Corp.	13,000	2,244,970
Guardant Health, Inc.*	46,105	3,927,224
		6,676,837
HEALTHCARE SUPPLIES—3.2%
Align Technology, Inc.*	8,000	2,350,560
Quidel Corp.*	10,000	2,824,700
STAAR Surgical Co.*	40,000	2,327,600
West Pharmaceutical Services, Inc.	10,000	2,688,700
		10,191,560
HEALTHCARE TECHNOLOGY—5.5%
Livongo Health, Inc.*	41,000	5,217,250
Phreesia, Inc.*	23,353	701,991
Schrodinger, Inc.*	27,301	1,976,046
Teladoc Health, Inc.*	25,407	6,037,466
Veeva Systems, Inc., Cl. A*	14,000	3,703,980
		17,636,733
INSURANCE BROKERS—0.5%
eHealth, Inc.*	23,534	1,627,141

LIFE SCIENCES TOOLS & SERVICES—8.0%
10X Genomics, Inc., Cl. A*	11,000	1,082,070
Adaptive Biotechnologies Corp.*	28,171	1,051,342
Berkeley Lights, Inc.*	10,566	633,643
Bio-Techne Corp.	3,000	825,480
Illumina, Inc.*	11,000	4,203,760
Lonza Group AG	5,500	3,440,285

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—93.2% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—8.0% (CONT.)
Repligen Corp.*	23,000	$3,470,930
Thermo Fisher Scientific, Inc.	26,000	10,762,700
		25,470,210
MANAGED HEALTHCARE—6.5%
HealthEquity, Inc.*	9,000	464,040
Humana, Inc.	17,000	6,671,650
Molina Healthcare, Inc.*	7,000	1,292,900
UnitedHealth Group, Inc.	40,000	12,111,200
		20,539,790
PHARMACEUTICALS—16.2%
Aerie Pharmaceuticals, Inc.*	35,000	404,600
AstraZeneca PLC#	137,000	7,641,860
Axsome Therapeutics, Inc.*	23,000	1,640,590
Catalent, Inc.*	10,000	873,400
Eli Lilly & Co.	70,000	10,520,300
Emmaus Life Sciences, Inc.*	292,546	558,763
GW Pharmaceuticals PLC#,*	32,000	4,084,160
Horizon Therapeutics PLC*	43,000	2,631,170
Kala Pharmaceuticals, Inc.*	50,000	437,500
Merck & Co., Inc.	26,000	2,086,240
Novartis AG#	50,000	4,107,000
Novo Nordisk AS#	33,000	2,155,890
Ocular Therapeutix, Inc.*	140,000	1,097,600
Provention Bio, Inc.*	45,000	467,550
Reata Pharmaceuticals, Inc., Cl. A*	8,500	1,255,450
Roche Holding AG#	120,000	5,172,000
Royalty Pharma PLC, Cl. A*	16,500	710,325
Sanofi#	18,000	944,100
Zoetis, Inc., Cl. A	32,000	4,853,760
		51,642,258
TOTAL COMMON STOCKS
(Cost $210,682,161)		296,692,463

PREFERRED STOCKS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	897,366	708,919
(Cost $4,038,147)		708,919

WARRANTS—0.6%	SHARES	VALUE
BIOTECHNOLOGY—0.6%
Forte Biosciences, Inc., 2/20/21*,@	211,625	1,753,525
(Cost $0)		1,753,525

RIGHTS—2.0%	SHARES	VALUE
BIOTECHNOLOGY—1.9%
BioNTech Pharmaceuticals Ltd.*	33,030	–
Tolero CDR*,@,(a),(c)	1,956,996	6,066,688
		6,066,688

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2020 (Unaudited) (Continued)

RIGHTS—2.0% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—0.1%
Bristol-Myers Squibb Co.*	117,143	$421,715
TOTAL RIGHTS
(Cost $1,342,265)		6,488,403
Total Investments
(Cost $216,062,573)	96.0%	$305,643,310
Affiliated Securities (Cost $4,038,147)		708,919
Unaffiliated Securities (Cost $212,024,426)		304,934,391
Other Assets in Excess of Liabilities	4.0%	12,645,987
NET ASSETS	100.0%	$318,289,297

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2020
Forte Biosciences, Inc., Warrants	2/19/20	0	0.00%	1,753,525	0.55%
Prosetta Biosciences, Inc., Series D	2/6/15	4,038,147	2.00%	708,919	0.22%
Tolero CDR	2/6/17	1,044,370	0.90%	6,066,688	1.91%
Total				$12,348,613	3.88%

See Notes to Financial Statements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eleven funds — Alger Capital Appreciation Fund, Alger 25 Fund, Alger 35 Fund, Alger Growth & Income Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger 25 Fund, Alger 35 Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I, P, P-2, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may convert to Class A shares earlier. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Class I, P, P-2, Y and Z shares are sold to investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodian fees or other expenses related to the management of the Fund’s assets).

The Board has authorized a partial limitation on investors ability to purchase shares of the Alger Small Cap Focus Fund. Specifically Classes A, C, I, and Z shares will be available for purchase only by existing shareholders and certain other investors selected by Fred Alger & Company, LLC, the Fund’s distributor. Class Y shares will remain open to all qualifying investors.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2020 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$451,140,770	$426,037,091	$25,103,679	$—
Consumer Discretionary	665,455,984	648,921,888	10,771,177	5,762,919
Consumer Staples	10,680,404	10,680,404	—	—
Financials	131,010,082	131,010,082	—	—
Healthcare	385,351,888	385,351,888	—	—
Industrials	115,962,533	112,435,642	3,526,891	—
Information Technology	1,429,199,885	1,428,318,514	—	881,371
Materials	82,753,721	82,753,721	—	—
TOTAL COMMON STOCKS	$3,271,555,267	$3,225,509,230	$39,401,747	$6,644,290
PREFERRED STOCKS
Information Technology	4,062,807	—	—	4,062,807
REAL ESTATE INVESTMENT TRUST
Real Estate	38,049,775	38,049,775	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,313,667,849	$3,263,559,005	$39,401,747	$10,707,097

Alger 25 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,821,733	$2,821,733	$—	$—
Consumer Discretionary	4,152,800	4,152,800	—	—
Financials	1,388,851	1,388,851	—	—
Healthcare	1,149,297	1,149,297	—	—
Industrials	901,686	901,686	—	—
Information Technology	10,166,531	10,166,531	—	—
Materials	736,037	736,037	—	—
TOTAL COMMON STOCKS	$21,316,935	$21,316,935	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	712,309	712,309	—	—
TOTAL INVESTMENTS IN SECURITIES	$22,029,244	$22,029,244	$—	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$830,634	$830,634	$—	$—
Consumer Discretionary	2,809,721	2,809,721	—	—
Consumer Staples	372,830	372,830	—	—
Financials	340,823	340,823	—	—
Healthcare	2,108,445	2,108,445	—	—
Industrials	385,785	385,785	—	—
Information Technology	6,170,718	6,170,718	—	—
TOTAL COMMON STOCKS	$13,018,956	$13,018,956	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	394,412	394,412	—	—
TOTAL INVESTMENTS IN SECURITIES	$13,413,368	$13,413,368	$—	$—

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$13,801,074	$13,801,074	$—	$—
Consumer Discretionary	10,027,703	10,027,703	—	—
Consumer Staples	8,786,304	8,786,304	—	—
Energy	3,152,261	3,152,261	—	—
Financials	13,198,549	13,198,549	—	—
Healthcare	16,309,120	16,309,120	—	—
Industrials	6,040,817	6,040,817	—	—
Information Technology	28,904,045	28,904,045	—	—
Materials	2,005,580	2,005,580	—	—
Utilities	1,720,158	1,720,158	—	—
TOTAL COMMON STOCKS	$103,945,611	$103,945,611	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	584,430	584,430	—	—
REAL ESTATE INVESTMENT TRUST
Financials	607,262	607,262	—	—
Real Estate	4,802,868	4,802,868	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$5,410,130	$5,410,130	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$109,940,171	$109,940,171	$—	$—

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$10,403,311	$10,403,311	$—	$—
Consumer Discretionary	35,587,547	35,587,547	—	—
Consumer Staples	4,139,150	4,139,150	—	—
Financials	4,575,470	4,575,470	—	—
Healthcare	50,248,643	48,239,669	2,008,974	—
Industrials	21,631,720	21,631,720	—	—
Information Technology	70,873,715	70,779,553	—	94,162
Materials	2,168,993	2,168,993	—	—
Real Estate	1,799,825	1,799,825	—	—
TOTAL COMMON STOCKS	$201,428,374	$199,325,238	$2,008,974	$94,162

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL		LEVEL 1	LEVEL 2		LEVEL 3
PREFERRED STOCKS
Healthcare	$173,492		$—	$—		$173,492
Information Technology	434,056		—	—		434,056
TOTAL PREFERRED STOCKS	$607,548		$—	$—		$607,548
WARRANTS
Healthcare	1,601,435		—	1,601,435		—
RIGHTS
Healthcare	1,829,183	*	—	—	*	1,829,183
REAL ESTATE INVESTMENT TRUST
Real Estate	5,579,824		5,579,824	—		—
TOTAL INVESTMENTS IN SECURITIES	$211,046,364		$204,905,062	$3,610,409		$2,530,893

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$7,162,633	$7,162,633	$—	$—
Consumer Discretionary	72,629,188	72,629,188	—	—
Financials	4,735,039	4,735,039	—	—
Healthcare	47,697,754	47,697,754	—	—
Industrials	13,975,147	13,975,147	—	—
Information Technology	73,604,070	73,604,070	—	—
Real Estate	1,848,730	1,848,730	—	—
TOTAL COMMON STOCKS	$221,652,561	$221,652,561	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$221,652,561	$221,652,561	$—	$—

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$116,198,270	$116,198,270	$—	$—
Energy	7,656,574	7,656,574	—	—
Financials	66,570,701	66,570,701	—	—
Healthcare	259,700,792	259,700,792	—	—
Industrials	85,121,429	85,121,429	—	—
Information Technology	245,221,693	245,221,693	—	—
Real Estate	51,548,765	51,548,765	—	—
TOTAL COMMON STOCKS	$832,018,224	$832,018,224	$—	$—
PREFERRED STOCKS
Healthcare	182,864	—	—	182,864
TOTAL INVESTMENTS IN SECURITIES	$832,201,088	$832,018,224	$—	$182,864

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL		LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Communication Services	$8,811,830		$8,811,830	$—		$—
Consumer Discretionary	34,997,246		34,997,246	—		—
Consumer Staples	5,412,922		5,412,922	—		—
Energy	2,196,011		2,196,011	—		—
Financials	8,113,181		8,113,181	—		—
Healthcare	134,062,857		134,062,857	—		—
Industrials	10,121,004		10,121,004	—		—
Information Technology	86,314,155		86,314,155	—		—
Materials	3,434,507		3,434,507	—		—
TOTAL COMMON STOCKS	$293,463,713		$293,463,713	$—		$—
PREFERRED STOCKS
Healthcare	40,044		—	—		40,044
RIGHTS
Healthcare	541,824	*	—	—	*	541,824
REAL ESTATE INVESTMENT TRUST
Real Estate	6,884,116		6,884,116	—		—
TOTAL INVESTMENTS IN SECURITIES	$300,929,697		$300,347,829	$—		$581,868

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$61,201,402	$61,201,402	$—	$—
Consumer Discretionary	572,090,414	572,090,414	—	—
Financials	49,364,508	49,364,508	—	—
Healthcare	2,484,569,978	2,484,569,978	—	—
Industrials	236,081,127	236,081,127	—	—
Information Technology	2,187,240,582	2,187,240,582	—	—
Materials	77,940,921	77,940,921	—	—
TOTAL COMMON STOCKS	$5,668,488,932	$5,668,488,932	$—	$—
RIGHTS
Healthcare	36,906	—	—	36,906
TOTAL INVESTMENTS IN SECURITIES	$5,668,525,838	$5,668,488,932	$—	$36,906

Alger International Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$13,212,160	$2,017,860	$11,194,300	$—
Consumer Discretionary	27,437,546	7,388,691	20,048,855	—
Consumer Staples	7,351,768	—	7,351,768	—
Energy	4,046,531	—	4,046,531	—
Financials	20,536,373	5,499,834	15,036,539	—
Healthcare	17,523,771	2,969,025	14,554,746	—
Industrials	21,300,662	—	21,300,662	—
Information Technology	27,833,744	7,550,498	20,283,246	—
Materials	3,956,259	—	3,956,259	—
TOTAL COMMON STOCKS	$143,198,814	$25,425,908	$117,772,906	$—
TOTAL INVESTMENTS IN SECURITIES	$143,198,814	$25,425,908	$117,772,906	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Health Sciences Fund	TOTAL		LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Financials	$1,627,141		$1,627,141	$—		$—
Healthcare	295,065,322		287,081,718	7,983,604		—
TOTAL COMMON STOCKS	$296,692,463		$288,708,859	$7,983,604		$—
PREFERRED STOCKS
Healthcare	708,919		—	—		708,919
WARRANTS
Healthcare	1,753,525		—	1,753,525		—
RIGHTS
Healthcare	6,488,403	*	421,715	—	*	6,066,688
TOTAL INVESTMENTS IN SECURITIES	$305,643,310		$289,130,574	$9,737,129		$6,775,607

*Alger Mid Cap Growth Fund’s, Alger Small Cap Growth Fund’s and Alger Health Sciences Fund’s holdings of BioNTech Pharmaceuticals, Ltd.’s rights are classified as a Level 2 investment and fair valued at zero as of July 31, 2020.

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2019	$6,002,522
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	641,768
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	6,644,290
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$641,768

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2019	$4,062,807
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	4,062,807
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2019	$94,162
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	94,162
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$—

Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2019	$666,843
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(59,295)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	607,548
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$(59,295)

Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2019	$1,905,891
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(76,708)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	1,829,183
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$(76,708)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2019	$245,362
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(62,498)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	182,864
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$(62,498)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2019	$53,729
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(13,685)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	40,044
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$(13,685)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2019	$564,546
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(22,722)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	541,824
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$(22,722)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2019	$38,453
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,547)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	36,906
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$(1,547)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2019	$951,208
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(242,289)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	708,919
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$(242,289)

Alger Health Sciences Fund	Rights
Opening balance at November 1, 2019	$6,321,097
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(254,409)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	6,066,688
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$(254,409)

The following table provides quantitative information about the Funds’ Level 3 fair value measurements of the Funds’ investments as of July 31, 2020. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds’ fair value measurements.

	Fair Value	Valuation	Unobservable		Weighted
	July 31, 2020	Methodology	Input	Input/Range	Average Inputs
Alger Capital Appreciation Fund
Common Stocks	$881,371	Market Approach	Transaction Price	N/A	N/A
Common Stocks	5,762,919	Income Approach	Discount Rate	1.00%-5.00%	N/A
Preferred Stocks	4,062,807	Market Approach	Transaction Price	N/A	N/A

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable		Weighted
	July 31, 2020	Methodology	Input	Input/Range	Average Inputs
Alger Mid Cap Growth Fund
Common Stocks	$94,162	Market Approach	Transaction Price	N/A	N/A
Preferred Stocks	434,056	Market Approach	Transaction Price	N/A	N/A
Preferred Stocks	173,492	Income Approach	Discount Rate	55.00%-60.00%	N/A
Rights	1,829,183	Income Approach	Discount Rate	4.24%-5.10%	N/A
Alger Weatherbie Specialized Growth Fund
Preferred Stocks	$182,864	Income Approach	Discount Rate	55.00%-60.00%	N/A
Alger Small Cap Growth Fund
Preferred Stocks	$40,044	Income Approach	Discount Rate	55.00%-60.00%	N/A
Rights	541,824	Income Approach	Discount Rate	4.24%-5.10%	N/A
Alger Small Cap Focus Fund
Rights	$36,906	Income Approach	Discount Rate	4.24%-5.10%	N/A
Alger Health Sciences Fund
Preferred Stocks	$708,919	Income Approach	Discount Rate	55.00%-60.00%	N/A
Rights	6,066,688	Income Approach	Discount Rate	4.24%-5.10%	N/A

The significant unobservable inputs used in the fair value measurement of the Funds’ securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of July 31, 2020, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents:
Alger Capital Appreciation Fund	$672,101	$–	$672,101	$–
Alger 25 Fund	42,015	–	42,015	–
Alger 35 Fund	329,598	–	329,598	–
Alger Growth & Income Fund	421,271	–	421,271	–
Alger Mid Cap Growth Fund	4,506,161	–	4,506,161	–
Alger Mid Cap Focus Fund	6,315,492	–	6,315,492	–
Alger Weatherbie Specialized Growth Fund	30,285,152	–	30,285,152	–
Alger Small Cap Growth Fund	35,923,883	–	35,923,883	–
Alger Small Cap Focus Fund	52,143,189	–	52,143,189	–
Alger International Focus Fund	1,587,541	16,467	1,571,074	–
Alger Health Sciences Fund	4,316,078	–	4,316,078	–

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—Certain Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, these Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds may purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended July 31, 2020, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Forward Foreign Currency Contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2020. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	July 31,	Interest	Realized	Unrealized	July 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	219,610	–	–	219,610	$–	$–	$(59,295)	$173,492
Total					$–	$–	$(59,295)	$173,492

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	July 31,	Interest	Realized	Unrealized	July 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Weatherbie Specialized Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	231,474	–	–	231,474	$–	$–	$(62,498)	$182,864
Total					$–	$–	$(62,498)	$182,864

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	July 31,	Interest	Realized	Unrealized	July 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	50,688	–	–	50,688	$–	$–	$(13,685)	$40,044
Total					$–	$–	$(13,685)	$40,044

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	July 31,	Interest	Realized	Unrealized	July 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	897,366	–	–	897,366	$–	$–	$(242,289)	$708,919
Total					$–	$–	$(242,289)	$708,919